Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000.00
Previously Paid Amount	0.00
Total Fee Amount	17.26
Total Offset Amount	0.00
Net Fee	17.26
Narrative - Max Aggregate Offering Price	$ 125,000.00
Final Prospectus	true